Date: 11/22/2022 01:20 PM	Project: Form Type:
Client: __	File: tm2230778-56_lrgcapvluprtfo.htm Type: Pg: 1 of 4

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.9%
		Communication Services: 8.6%
1,186,366		AT&T, Inc.	$18,198,854	4.1
191,669		Fox Corp. - Class A	5,880,405	1.3
218,381	(1)	Paramount Global - Class B	4,157,974	0.9
110,917	(2)	Walt Disney Co.	10,462,801	2.3
			38,700,034	8.6

		Consumer Discretionary: 6.1%
68,950	(2)	Aptiv PLC	5,392,579	1.2
133,799	(2)	Caesars Entertainment, Inc.	4,316,356	1.0
48,046	(2)	Expedia Group, Inc.	4,501,430	1.0
29,585		McDonald's Corp.	6,826,443	1.5
77,079		Ralph Lauren Corp.	6,546,319	1.4
			27,583,127	6.1

		Consumer Staples: 5.9%
99,647		Coca-Cola Co.	5,582,225	1.2
210,318		Kraft Heinz Co.	7,014,105	1.6
167,343		Philip Morris International, Inc.	13,891,143	3.1
			26,487,473	5.9

		Energy: 8.3%
319,970		BP PLC ADR	9,135,144	2.0
30,551		Chevron Corp.	4,389,262	1.0
108,188		ConocoPhillips	11,071,960	2.5
50,351		Diamondback Energy, Inc.	6,065,281	1.3
63,706		Valero Energy Corp.	6,806,986	1.5
			37,468,633	8.3

		Financials: 19.0%
202,177		Apollo Global Management, Inc.	9,401,231	2.1
51,029		Arthur J. Gallagher & Co.	8,737,185	1.9
47,195		Assurant, Inc.	6,856,018	1.5
206,627		Bank of New York Mellon Corp.	7,959,272	1.8
372,014		Equitable Holdings, Inc.	9,802,569	2.2
61,684		First Republic Bank	8,052,846	1.8
174,511		JPMorgan Chase & Co.	18,236,400	4.0
88,390		Nasdaq, Inc.	5,009,945	1.1
264,795		Truist Financial Corp.	11,529,174	2.6
			85,584,640	19.0

		Health Care: 16.2%
66,239	(1)	Alcon, Inc.	3,853,785	0.8
229,846	(2)	Boston Scientific Corp.	8,901,935	2.0
209,931		Bristol-Myers Squibb Co.	14,923,995	3.3
22,651		Eli Lilly & Co.	7,324,201	1.6
19,698		Humana, Inc.	9,557,273	2.1
24,807		McKesson Corp.	8,431,155	1.9
20,216		Thermo Fisher Scientific, Inc.	10,253,353	2.3
21,707	(2)	Vertex Pharmaceuticals, Inc.	6,285,045	1.4
23,642		Zoetis, Inc.	3,505,872	0.8
			73,036,614	16.2

		Industrials: 9.9%
53,864		Booz Allen Hamilton Holding Corp.	4,974,340	1.1
327,749		Howmet Aerospace, Inc.	10,137,277	2.2
255,142		nVent Electric PLC	8,065,039	1.8
143,001		Raytheon Technologies Corp.	11,706,062	2.6
36,511	(2)	United Rentals, Inc.	9,862,351	2.2
			44,745,069	9.9

		Information Technology: 10.0%
32,895		Analog Devices, Inc.	4,583,589	1.0
15,945		Broadcom, Inc.	7,079,740	1.6
3,430		Constellation Software, Inc./Canada	4,772,700	1.1
88,748		Dolby Laboratories, Inc.	5,781,932	1.3
22,292		Motorola Solutions, Inc.	4,992,739	1.1
83,401	(2)	PayPal Holdings, Inc.	7,178,324	1.6
9,069		Roper Technologies, Inc.	3,261,575	0.7
51,081	(2)	Salesforce, Inc.	7,347,491	1.6
			44,998,090	10.0

		Materials: 4.8%
21,205		Air Products & Chemicals, Inc.	4,935,040	1.1
90,212		Alcoa Corp.	3,036,536	0.7
46,579		CF Industries Holdings, Inc.	4,483,229	1.0
76,823		Eastman Chemical Co.	5,458,274	1.2
20,967		Reliance Steel & Aluminum Co.	3,656,854	0.8
			21,569,933	4.8

		Real Estate: 4.4%
55,809		ProLogis, Inc.	5,670,194	1.2
42,740		Ryman Hospitality Properties	3,145,237	0.7
114,496		UDR, Inc.	4,775,628	1.1
99,756		Welltower, Inc.	6,416,306	1.4
			20,007,365	4.4

		Utilities: 5.7%
48,293		Ameren Corp.	3,890,001	0.9
51,596		American Electric Power Co., Inc.	4,460,474	1.0
56,452		Entergy Corp.	5,680,765	1.2
110,582		Exelon Corp.	4,142,402	0.9
95,869		NextEra Energy, Inc.	7,517,088	1.7
440,822	(2),(3)	PRIME AET&D Holdings NO 1	–	–
			25,690,730	5.7

	Total Common Stock
	(Cost $481,377,742)		445,871,708	98.9

OTHER(4): –%
		Communications: –%
32,517	(3),(5)	Tribune Co. (Escrow)	–	–

Date: 11/22/2022 01:20 PM	Project: Form Type:
Client: __	File: tm2230778-56_lrgcapvluprtfo.htm Type: Pg: 2 of 4

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
OTHER(4): (continued)
		Energy: –%
1,685,000	(3),(5)	Samson Investment Co. (Escrow)	$–	–

		Total Other
		(Cost $30,842)	–	–

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: –%
		Financial: –%
1,216,000	(3),(6)	Tropicana Entertainment LLC / Tropicana Finance Corp., 9.625%, 12/15/2014	–	–

		Total Corporate Bonds/Notes
		(Cost $787,908)	–	–

		Total Long-Term Investments
		(Cost $482,196,492)	445,871,708	98.9

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.1%
		Repurchase Agreements: 1.1%
1,141,844	(7)	Bank of America Inc., Repurchase Agreement dated 09/30/22, 3.05%, due 10/03/22 (Repurchase Amount $1,142,130, collateralized by various U.S. Government Agency Obligations, 2.000%-6.000%, Market Value plus accrued interest $1,164,681, due 07/01/50-09/01/52)	1,141,844	0.2
1,141,844	(7)	Daiwa Capital Markets, Repurchase Agreement dated 09/30/22, 3.05%, due 10/03/22 (Repurchase Amount $1,142,130, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,164,681, due 10/04/22-09/20/52)	1,141,844	0.3
1,141,844	(7)	Jefferies LLC, Repurchase Agreement dated 09/30/22, 3.08%, due 10/03/22 (Repurchase Amount $1,142,133, collateralized by various U.S. Government Agency Obligations, 0.000%-6.625%, Market Value plus accrued interest $1,164,682, due 12/15/22-11/15/30)	1,141,844	0.2
338,079	(7)	JPMorgan Securities LLC, Repurchase Agreement dated 09/30/22, 2.97%, due 10/03/22 (Repurchase Amount $338,162, collateralized by various U.S. Government Securities, 0.250%-3.875%, Market Value plus accrued interest $344,841, due 09/30/23-09/30/29)	338,079	0.1
1,141,844	(7)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/22, 3.04%, due 10/03/22 (Repurchase Amount $1,142,129, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $1,164,681, due 08/15/25-08/20/52)	1,141,844	0.3

		Total Repurchase Agreements
		(Cost $4,905,455)	4,905,455	1.1

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.0%
148,000	(8)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.930%
		(Cost $148,000)	148,000	0.0

		Total Short-Term Investments
		(Cost $5,053,455)	5,053,455	1.1

		Total Investments in Securities (Cost $487,249,947)	$450,925,163	100.0
		Assets in Excess of Other Liabilities	162,657	0.0
		Net Assets	$451,087,820	100.0

Date: 11/22/2022 01:20 PM	Project: Form Type:
Client: __	File: tm2230778-56_lrgcapvluprtfo.htm Type: Pg: 3 of 4

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(5)	Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2022, the Portfolio held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.
(6)	Defaulted security.
(7)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(8)	Rate shown is the 7-day yield as of September 30, 2022.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Common Stock
Communication Services	$38,700,034	$–	$–	$38,700,034
Consumer Discretionary	27,583,127	–	–	27,583,127
Consumer Staples	26,487,473	–	–	26,487,473
Energy	37,468,633	–	–	37,468,633
Financials	85,584,640	–	–	85,584,640
Health Care	73,036,614	–	–	73,036,614
Industrials	44,745,069	–	–	44,745,069
Information Technology	44,998,090	–	–	44,998,090
Materials	21,569,933	–	–	21,569,933
Real Estate	20,007,365	–	–	20,007,365
Utilities	25,690,730	–	–	25,690,730
Total Common Stock	445,871,708	–	–	445,871,708
Corporate Bonds/Notes	–	–	–	–
Other	–	–	-	-
Short-Term Investments	148,000	4,905,455	–	5,053,455
Total Investments, at fair value	$446,019,708	$4,905,455	$-	$450,925,163

Date: 11/22/2022 01:20 PM	Project: Form Type:
Client: __	File: tm2230778-56_lrgcapvluprtfo.htm Type: Pg: 4 of 4

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

At September 30, 2022, Voya Large Cap Value Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Samson Investment Co. (Escrow)	6/28/2017	$30,842	$–
Tribune Co. (Escrow)	8/16/2015	–	–
		$30,842	$–

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $490,449,910.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$23,763,259
Gross Unrealized Depreciation	(63,172,381)
Net Unrealized Depreciation	$(39,409,122)